                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp.                   COM              020039103     7206   161000 SH       SOLE                                     161000
Altria Group, Inc.             COM              718154107      288     9600 SH       SOLE                                       9600
Auto Data Processing           COM              053015103     1370    44500 SH       SOLE                                      44500
BP Plc ADR                     COM              055622104      342     8852 SH       SOLE                                       8852
Bank of America Corp.          COM              060505104     6922   103556 SH       SOLE                                     103556
Barnes & Noble                 COM              067774109     2353   123900 SH       SOLE                                     123900
Berkshire Hathaway Cl A        COM              084670991      247       40 SH       SOLE                                         40
Bristol Myers                  COM              110122108      215    10163 SH       SOLE                                      10163
CBRL Group                     COM              12489V106     6484   236225 SH       SOLE                                     236225
Chesapeake Corp                COM              165159104     2738   162125 SH       SOLE                                     162125
ChevronTexaco Corp.            COM              166764100      198     3060 SH       SOLE                                       3060
ConocoPhillips                 COM              718507106     4973    92775 SH       SOLE                                      92775
DuPont                         COM              263534109      253     6500 SH       SOLE                                       6500
Electronic Data Systems        COM              285661104     2612   148400 SH       SOLE                                     148400
Emerson Electric               COM              291011104     6327   139509 SH       SOLE                                     139509
Exxon Mobil Corporation        COM              30231G102     1498    42847 SH       SOLE                                      42847
Federal Home Loan Mtg. Corp.   COM              313400301      313     5900 SH       SOLE                                       5900
Gabelli Convertible Securities COM              36240B109      266    28134 SH       SOLE                                      28134
General Electric               COM              369604103      874    34260 SH       SOLE                                      34260
IBM Corporation                COM              459200101      417     5312 SH       SOLE                                       5312
IShares S&P SmallCap 600       COM              464287879      216     3240 SH       SOLE                                       3240
Int'l Flavors & Fragrances     COM              459506101     9906   318613 SH       SOLE                                     318613
International Paper            COM              460146103     6129   181346 SH       SOLE                                     181346
Intl Precious Metals           COM              459960100        0    15000 SH       SOLE                                      15000
Jefferson-Pilot                COM              475070108      512    13300 SH       SOLE                                      13300
Merck & Company                COM              589331107     2186    39898 SH       SOLE                                      39898
MetLife                        COM              59156R108     6722   254800 SH       SOLE                                     254800
Microsoft                      COM              594918104      391    16152 SH       SOLE                                      16152
Neiman Marcus Cl A             COM              640204202     5637   194450 SH       SOLE                                     194450
Nordstrom, Inc.                COM              655664100     5522   340875 SH       SOLE                                     340875
Pfizer, Inc.                   COM              717081103      738    23700 SH       SOLE                                      23700
Pharmaceutical Holders Trust   COM              71712A206      474     6400 SH       SOLE                                       6400
Republic Services, Inc.        COM              760759100     7540   380050 SH       SOLE                                     380050
Sony Corporation               COM              835699307     3766   107200 SH       SOLE                                     107200
Tidewater Inc.                 COM              886423102     5154   179450 SH       SOLE                                     179450
Union Pacific                  COM              907818108     4592    83500 SH       SOLE                                      83500
W.W. Grainger Inc.             COM              384802104     4710   109800 SH       SOLE                                     109800
Wachovia Corp.                 COM              929771103     7624   223767 SH       SOLE                                     223767